Note 18 - Allowances - Valuation Allowance for Deferred Tax Assets (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance at Beginning of Year	$ 36,459,254	$ 32,367,359
Additions Charged to Expenses/ Other Accounts		4,091,895
Net Recoveries	(9,366,549)
Balance at End of Year	$ 27,092,705	$ 36,459,254